PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, EQUIPMENT AND SOFTWARE
Schedule of property, equipment and software and its related accumulated depreciation and amortization
	2011	2012
	RMB	RMB
Buildings	535,764,434	892,430,743
Computer equipment	188,512,304	232,200,943
Website-related equipment	95,780,509	107,209,531
Furniture and fixtures	51,239,235	58,079,451
Software	39,694,337	43,782,203
Leasehold improvements	15,719,512	28,866,215
Construction in progress	1,764,477	81,050,521
Less: accumulated depreciation and amortization	(244,570,938)	(319,682,416)
Total net book value	683,903,870	1,123,937,191